Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents.
Cash and cash equivalents	€ 117,125	€ 81,088	€ 92,413	€ 119,765	€ 132,414	€ 149,408